Separate Accounts, Death Benefits and Other Insurance Benefit Features	12 Months Ended
Dec. 31, 2012
Separate Accounts, Death Benefits and Other Insurance Benefit Features [Abstract]
Separate Accounts, Death Benefits and Other Insurance Benefit Features
Separate Accounts, Death Benefits and Other Insurance Benefit Features
Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

	GMDB	UL Secondary Guarantees
Liability balance as of January 1, 2012	$1,158	$228
Incurred	228	113
Paid	(258)	—
Unlock	(181)	22
Currency Translation Adjustment	(3)	—
Liability balance as of December 31, 2012	$944	$363
Reinsurance recoverable asset, as of January 1, 2012	$724	$22
Incurred	121	(1)
Paid	(121)	—
Unlock	(116)	—
Reinsurance recoverable asset, as of December 31, 2012	$608	$21

	GMDB	UL Secondary Guarantees
Liability balance as of January 1, 2011	$1,115	$113
Incurred	271	53
Paid	(284)	—
Unlock	48	62
Currency Translation Adjustment	8	—
Liability balance as of December 31, 2011	$1,158	$228
Reinsurance recoverable asset, as of January 1, 2011	$686	$30
Incurred	128	(8)
Paid	(143)	—
Unlock	53	—
Reinsurance recoverable asset, as of December 31, 2011	$724	$22

 The following table presents details concerning GMDB and GMIB exposure as of December 31, 2012:

Individual Variable and Group Annuity Account Value by GMDB/GMIB Type
Maximum anniversary value (“MAV”) [1]	Account Value (“AV”) [8]	Net amount at Risk (“NAR”) [9]	Retained Net Amount at Risk (“RNAR”) [9]	Weighted Average Attained Age of Annuitant
MAV only	$19,509	$3,973	$263	69
With 5% rollup [2]	1,517	379	26	69
With Earnings Protection Benefit Rider (“EPB”) [3]	4,990	582	17	66
With 5% rollup & EPB	561	127	5	69
Total MAV	26,577	5,061	311
Asset Protection Benefit (APB) [4]	20,008	1,069	208	67
Lifetime Income Benefit (LIB) – Death Benefit [5]	1,063	33	9	65
Reset [6] (5-7 years)	3,098	140	73	69
Return of Premium [7] /Other	21,807	327	89	66
Subtotal U.S. GMDB	$72,553	$6,630	$690	67
Less: General Account Value with U.S. GMBD	7,405
Subtotal Separate Account Liabilities with GMDB	65,148
Separate Account Liabilities without U.S. GMDB	76,410
Total Separate Account Liabilities	$141,558
Japan GMDB [10], [11]	$16,115	$2,650	$—	68
Japan GMIB [10], [11]	$15,454	$2,389	$—	68

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

[2]
Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]
EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

[4]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5]	LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

[6]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

[7]	ROP GMDB is the greater of current AV and net premiums paid.

[8]	AV includes the contract holder’s investment in the separate account and the general account.

[9]
NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

[10]
Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance (“GRB”) related to the Japan GMIB was $17.8 billion and $21.1 billion as of December 31, 2012 and December 31, 2011, respectively. The GRB related to the Japan GMAB and GMWB was $470 and $567 as of December 31, 2012 and December 31, 2011, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2012, 100% of RNAR is reinsured to an affiliate. See Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

[11]
Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 - Fair Value Measurements of Notes to Consolidated Financial Statements for a description of the Company’s guaranteed living benefits that are accounted for at fair value.
Account balances of contracts with guarantees were invested in variable separate accounts as follows:

Asset type	December 31, 2012	December 31, 2011
Equity securities (including mutual funds)	$58,208	$61,472
Cash and cash equivalents	6,940	7,516
Total	$65,148	$68,988

As of December 31, 2012 and December 31, 2011, approximately 16% and 17%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 84% and 83%, respectively, were invested in equity securities through these funds.